Financial Information of VIE and VIE's Subsidiaries (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Variable Interest Entity [Line Items]
Cash and cash equivalents	$ 117,899	$ 118,075
Prepayment and other current assets	4,853	3,749
Total current assets	150,229	149,613
Total assets	174,120	171,629
Total current liabilities	81,721	72,109
Total liabilities	83,311	73,219
Revenues	108,177	97,196	$ 71,360
Net income	24,573	23,409	13,564
Net cash provided by operating activities	37,779	44,093	32,138
Net cash used in investing activities	(4,311)	(24,180)	4,506
Effects of exchange rate changes	(3,757)	128	1,211
Consolidated VIE
Variable Interest Entity [Line Items]
Cash and cash equivalents	83,069	75,117
Prepayment and other current assets	4,387	3,100
Total current assets	110,268	87,205
Total assets	128,067	104,569
Deferred revenue	29,540	23,319
Total current liabilities	62,388	53,297
Total liabilities	62,388	53,297
Total equity	65,679	51,272
Revenues	108,111	96,990	70,942
Net income	36,760	31,986	21,062
Net cash provided by operating activities	26,988	36,326	25,755
Net cash used in investing activities	(2,140)	(850)	(2,521)
Effects of exchange rate changes	$ (2,797)	$ (65)	$ 674